Document and Entity Information	6 Months Ended
Jun. 30, 2018 shares
Document and Entity Information [Abstract]
Entity Registrant Name	BCE INC
Entity Central Index Key	0000718940
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 30, 2018
Document Fiscal Year Focus	2018
Document Type	6-K
Document Fiscal Period Focus	Q2
Entity Common Stock, Shares Outstanding (in shares)	897,993,230
Amendment Flag	false